Supplement dated December 10, 2025 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2025 and May 1, 2025, Natixis Funds Statements of Additional Information, dated February 1, 2025, April 1, 2025, May 1, 2025, June 1, 2025, and the Natixis ETFs Statement of Additional Information, dated May 1, 2025, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Limited Term Government and Agency Fund
Gateway Fund	Loomis Sayles Securitized Asset Fund
Gateway Equity Call Premium Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Core Plus Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Strategic Alpha Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Global Growth Fund	Mirova Global Megatrends Fund
Loomis Sayles Growth Fund	Natixis Gateway Quality Income ETF
Loomis Sayles High Income Fund	Natixis Loomis Sayles Focused Growth ETF
Loomis Sayles High Income Opportunities Fund	Natixis Oakmark Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis Oakmark International Fund
Loomis Sayles Institutional High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles International Growth Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Fixed Income Fund	Vaughan Nelson Small Cap Fund

Effective December 10, 2025, Peter J. Smail has resigned from the Contract Review Committee and has joined as a member of the Audit Committee. Kirk A. Sykes has resigned from the Audit Committee and has joined as a member of the Contract Review Committee.

Accordingly, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Richard A. Goglia – Chairperson	Maureen B. Mitchell – Chairperson	Martin T. Meehan – Chairperson
James P. Palermo	Edmond J. English	James P. Palermo
Peter J. Smail	Martin T. Meehan	Kirk A. Sykes
Cynthia L. Walker	Kirk A. Sykes	Cynthia L. Walker

As Chairperson of the Board, Mr. Sirri is an ex officio member of each Committee.